CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY [Parenthetical] - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash dividends, per share (in dollars per share)	$ 0.40	$ 0.30	$ 0.12